UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549
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REYNOLDS FUNDS, INC.
 ------------------
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 --------------------
          (Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management
2580 Kekaa Drive, #115
Lahaina, HI 96761
--------------------
 (Name and address of agent for service)

1-415-265-7167
--------------

Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2010
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Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 99.1%(a)
COMMON STOCKS - 98.8%(a)
	Aerospace & Defense - 1.6%
5,400	BE Aerospace, Inc.*	$199,962
6,100	The Boeing Co.	398,086
800	Esterline Technologies Corp.*	54,872
2,300	General Dynamics Corp.	163,208
3,100	Goodrich Corp.	273,017
3,500	Hexcel Corp.*	63,315
4,300	Honeywell International Inc.	228,588
1,900	L-3 Communications Holdings, Inc.	133,931
1,300	Lockheed Martin Corp.	90,883
2,600	Northrop Grumman Corp.	168,428
1,200	Precision Castparts Corp.	167,052
2,300	Raytheon Co.	106,582
2,400	Rockwell Collins, Inc.	139,824
4,200	TransDigm Group, Inc.*	302,442
4,000	United Technologies Corp.	314,880
		2,805,070
	Air Freight & Logistics - 0.7%
4,300	C. H. Robinson Worldwide, Inc.	344,817
3,200	Expeditors International of Washington, Inc.	174,720
3,400	FedEx Corp.	316,234
4,200	United Parcel Service, Inc. Cl B	304,836
		1,140,607
	Airlines - 1.4%
2,700	Alaska Air Group, Inc.*	153,063
2,700	Allegiant Travel Co.	132,948
18,000	AMR Corp.*	140,220
2,800	China Eastern Airlines Corporation Ltd. - SP-ADR*	71,176
7,200	China Southern Airlines Company Ltd. - SP-ADR*	219,672
12,800	Delta Air Lines, Inc.*	161,280
9,100	GOL - Linhas Aereas Inteligentes S.A. - SP-ADR	139,958
7,300	Hawaiian Holdings, Inc.*	57,232
10,400	JetBlue Airways Corp.*	68,744
6,500	Lan Airlines S.A.	200,070
2,500	Republic Airways Holdings Inc.*	18,300
3,700	Ryanair Holdings PLC - SP-ADR	113,812
26,000	Southwest Airlines Co.	337,480
2,900	Tam S.A. - SP-ADR	70,557
17,775	United Continental Holdings Inc.*	423,401
16,900	US Airways Group, Inc.*	169,169
		2,477,082
	Auto Components - 0.8%
6,600	BorgWarner, Inc.*	477,576
7,200	China Automotive Systems, Inc.*	97,920
900	Dorman Products, Inc.*	32,616
4,530	The Goodyear Tire & Rubber Co. *	53,680
5,600	Johnson Controls, Inc.	213,920
7,300	Tenneco Inc.*	300,468
5,500	TRW Automotive Holdings Corp.*	289,850
		1,466,030
	Automobiles - 0.8%
24,900	Ford Motor Co.*	418,071
2,200	Harley-Davidson, Inc.	76,274
5,000	Honda Motor Co., Ltd. - SP-ADR	197,500
26,020	Tata Motors Ltd. - SP-ADR	763,427
1,000	Tesla Motors, Inc.*	26,630
1,200	Toyota Motor Corp. - SP-ADR	94,356
		1,576,258
	Beverages - 1.8%
2,600	Anheuser-Busch InBev N.V. - SP-ADR	148,434
4,100	The Boston Beer Company, Inc. *	389,869
11,100	The Coca-Cola Co.	730,047
2,400	Coca-Cola Enterprises Inc.	60,072
2,100	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	173,103
1,300	Compania Cervecerias Unidas S.A. - SP-ADR	78,455
6,500	Constellation Brands, Inc.*	143,975
28,500	Cott Corp.*	256,785
2,200	Craft Brewers Alliance Inc.*	16,280
2,300	Diageo PLC - SP-ADR	170,959
3,700	Dr Pepper Snapple Group, Inc.	130,092
1,600	Fomento Economico Mexicano, S.A.B. de C.V. - SP-ADR	89,472
5,000	Hansen Natural Corp.*	261,400
2,000	Molson Coors Brewing Co.	100,380
4,700	PepsiCo, Inc.	307,051
		3,056,374
	Biotechnology - 1.0%
10,000	Aastrom Biosciences, Inc.*	25,600
2,600	Alexion Pharmaceuticals, Inc.*	209,430
7,200	Alkermes, Inc.*	88,416
1,700	Amgen Inc.*	93,330
5,100	Amylin Pharmaceuticals, Inc.*	75,021
7,000	ARIAD Pharmaceuticals, Inc.*	35,700
4,200	BioCryst Pharmaceuticals, Inc.*	21,714
3,500	Biogen Idec Inc.*	234,675
1,200	BioMarin Pharmaceutical Inc.*	32,316
2,000	Celera Corp.*	12,600
1,600	Celgene Corp.*	94,624
74,000	Cell Therapeutics, Inc.*	27,010
600	Cephalon, Inc.*	37,032
2,000	Dendreon Corp.*	69,840
3,300	Dynavax Technologies Corporation*	10,560
600	Genzyme Corp.*	42,720
1,400	Gilead Sciences, Inc.*	50,736
3,700	Human Genome Sciences, Inc.*	88,393
13,400	Incyte Corp.*	221,904
700	InterMune, Inc.*	25,480
3,300	Savient Pharmaceuticals Inc.*	36,762
4,000	SciClone Pharmaceuticals, Inc.*	16,720
3,100	United Therapeutics Corporation*	195,982
1,100	Vertex Pharmaceuticals Inc.*	38,533
4,000	Vical Inc.*	8,080
3,100	XOMA Ltd.*	15,903
		1,809,081
	Building Products - 0.2%
1,500	Armstrong World Industries, Inc.*	64,500
11,000	Masco Corp.	139,260
3,300	Owens Corning Inc.*	102,795
		306,555
	Capital Markets - 1.4%
1,100	Affiliated Managers Group, Inc.*	109,142
1,000	Ameriprise Financial, Inc.	57,550
4,600	Bank of New York Mellon Corp.	138,920
700	Credit Suisse Group AG - SP-ADR	28,287
1,200	Deutsche Bank AG	62,460
7,030	E*Trade Financial Corp.*	112,480
1,500	Financial Engines, Inc.*	29,745
1,500	Franklin Resources, Inc.	166,815
2,700	The Goldman Sachs Group, Inc.	454,032
2,000	Golub Capital BDC Inc.	34,240
10,000	Janus Capital Group Inc.	129,700
4,700	Jefferies Group, Inc.	125,161
2,000	Lazard Ltd.	78,980
2,100	Legg Mason, Inc.	76,167
1,500	Morgan Stanley	40,815
1,000	Northern Trust Corp.	55,410
1,200	Piper Jaffray Companies, Inc.*	42,012
3,700	T. Rowe Price Group Inc.	238,798
2,500	Raymond James Financial, Inc.	81,750
9,300	The Charles Schwab Corporation	159,123
1,500	SEI Investments Co.	35,685
2,500	State Street Corp.	115,850
1,400	TD Ameritrade Holding Corp.	26,586
900	Virtus Investment Partners Inc.*	40,833
2,200	Waddell & Reed Financial, Inc.	77,638
		2,518,179
	Chemicals - 2.8%
4,300	Agrium Inc.	394,525
700	Air Products and Chemicals, Inc.	63,665
2,400	Airgas, Inc.	149,904
3,100	Albemarle Corporation	172,918
1,500	CF Industries Holdings, Inc.	202,725
2,500	China Agritech, Inc.*	30,675
2,200	China GengSheng Minerals Inc.*	11,330
1,500	Cytec Industries Inc.	79,590
7,600	The Dow Chemical Co.	259,464
5,600	E.I. du Pont de Nemours and Co.	279,328
2,200	Eastman Chemical Co.	184,976
7,700	Ferro Corporation*	112,728
2,800	FMC Corporation	223,692
6,300	W.R. Grace & Co.*	221,319
2,300	Huntsman Corporation	35,903
4,500	International Flavors & Fragrances Inc.	250,155
5,900	Intrepid Potash, Inc.*	220,011
2,900	Kraton Performance Polymers, Inc.*	89,755
1,400	Kronos Worldwide, Inc.	59,486
600	The Lubrizol Corp.	64,128
2,400	LyondellBasell Industries N.V.*	82,560
4,000	Monsanto Company	278,560
3,300	The Mosaic Co.	251,988
4,600	Nalco Holding Co.	146,924
5,600	Olin Corp.	114,912
1,300	Potash Corporation of Saskatchewan Inc.	201,279
3,600	PPG Industries, Inc.	302,652
2,400	RPM International, Inc.	53,040
1,700	The Scotts Miracle-Gro Company	86,309
2,400	Sigma-Aldrich Corp.	159,744
3,600	Solutia Inc.*	83,088
1,200	The Valspar Corp.	41,376
1,600	Yara International ASA - SP-ADR	92,800
		5,001,509
	Commercial Banks - 1.2%
1,800	Banco Santander Brasil S.A. - ADS	24,480
2,300	Banco Santander S.A. - SP-ADR	24,495
1,100	Bank of Hawaii Corp.	51,931
700	Bank of Montreal	40,299
1,100	Barclays PLC	18,172
4,800	BB&T Corp.	126,192
900	CIT Group Inc.*	42,390
2,700	East West Bancorp, Inc.	52,785
16,400	Fifth Third Bancorp	240,752
2,600	First Horizon National Corporation*	30,628
7,400	Hudson City Bancorp, Inc.	94,276
17,000	Huntington Bancshares Inc.	116,790
18,800	KeyCorp	166,380
3,100	Marshall & Ilsley Corp.	21,452
2,700	PNC Financial Services Group, Inc.	163,944
4,000	Popular, Inc.*	12,560
14,600	Regions Financial Corp.	102,200
7,000	SunTrust Banks, Inc.	206,570
9,000	Synovus Financial Corp.	23,760
4,500	U.S. Bancorp	121,365
8,700	Wells Fargo & Co.	269,613
9,300	Zions Bancorporation	225,339
		2,176,373
	Commercial Services & Supplies - 0.7%
2,500	Avery Dennison Corp.	105,850
3,200	A.T. Cross Company*	30,880
2,700	R.R. Donnelley & Sons Company	47,169
4,033	IESI-BFC Ltd.	98,002
2,700	Herman Miller, Inc.	68,310
1,500	Pitney Bowes Inc.	36,270
2,200	Republic Services, Inc.	65,692
13,400	RINO International Corp.*	54,136
10,050	Rollins, Inc.	198,487
25,600	The Standard Register Co.	87,296
2,800	Stericycle, Inc.*	226,576
3,700	Sykes Enterprises, Inc.*	74,962
2,700	Waste Management, Inc.	99,549
		1,193,179
	Communications Equipment - 3.2%
3,400	Acme Packet, Inc.*	180,744
2,300	ADTRAN, Inc.	83,283
4,200	Anaren, Inc.*	87,570
8,900	Aruba Networks Inc.*	185,832
1,000	Black Box Corporation	38,290
1,200	Blue Coat Systems, Inc.*	35,844
9,700	Brocade Communications Systems, Inc.*	51,313
18,100	Ciena Corp.*	381,005
4,400	Cisco Systems, Inc.*	89,012
3,000	L.M Ericsson Telephone Co.	34,590
5,000	F5 Networks, Inc.*	650,800
29,975	Finisar Corp.*	889,958
3,000	Harmonic Inc.*	25,710
1,000	Harris Corp.	45,300
11,100	Infinera Corporation*	114,663
3,500	Ituran Location and Control Ltd.	61,040
3,800	Ixia*	63,764
32,600	JDS Uniphase Corp.*	472,048
8,800	Juniper Networks, Inc.*	324,896
600	Loral Space & Communications Inc.*	45,900
11,200	Motorola, Inc.*	101,584
4,900	NETGEAR, Inc.*	165,032
7,400	Nokia Corp. - SP-ADR	76,368
2,200	Plantronics, Inc.	81,884
4,800	QUALCOMM, Inc.	237,552
3,800	Research In Motion Ltd.*	220,894
7,400	Riverbed Technology, Inc.*	260,258
15,900	Sierra Wireless Inc.*	237,228
10,000	Sonus Networks, Inc.*	26,700
1,000	Sycamore Networks, Inc.	20,590
14,600	Tellabs, Inc.	98,988
2,900	ViaSat, Inc.*	128,789
20,600	Westell Technologies, Inc.*	67,362
		5,584,791
	Computers & Peripherals - 4.2%
15,350	Apple Inc.*	4,951,296
2,900	Concurrent Computer Corporation*	14,616
4,400	Dell Inc.*	59,620
10,200	EMC Corp.*	233,580
2,300	Hewlett-Packard Co.	96,830
5,900	Hutchinson Technology Inc.*	21,889
2,200	International Business Machines Corp.	322,872
3,000	Lexmark International, Inc.*	104,460
4,900	Logitech International S. A.*	90,895
7,000	NetApp, Inc.*	384,720
3,800	QLogic Corp.*	64,676
7,500	SanDisk Corp.*	373,950
9,600	Seagate Technology PLC*	144,288
3,400	STEC Inc.*	60,010
5,300	Teradata Corp.*	218,148
7,100	Western Digital Corp.*	240,690
		7,382,540
	Construction & Engineering - 0.5%
3,800	Chicago Bridge & Iron Company N. V. NYS*	125,020
8,200	Fluor Corp.	543,332
4,900	Foster Wheeler AG*	169,148
1,200	Jacobs Engineering Group Inc.*	55,020
1,300	The Shaw Group Inc. *	44,499
		937,019
	Construction Materials - 0.0%
1,800	Vulcan Materials Company	79,848

	Consumer Finance - 0.4%
4,200	American Express Co.	180,264
2,200	Capital One Financial Corp.	93,632
10,200	Discover Financial Services	189,006
3,100	World Acceptance Corporation*	163,680
		626,582
	Consumer Services - Diversified - 0.1%
1,800	Coinstar, Inc.*	101,592
500	New Oriental Education & Techology Group, Inc. - SP-ADR*	52,615
700	Pre-Paid Legal Services, Inc.*	42,175
1,000	Sotheby's	45,000
		241,382
	Containers & Packaging - 0.3%
2,200	Ball Corp.	149,710
22,000	Boise, Inc.	174,460
1,200	Crown Holdings, Inc.*	40,056
2,500	Owens-Illinois, Inc.*	76,750
4,600	Sealed Air Corp.	117,070
		558,046
	Distributors - 0.1%
3,100	Genuine Parts Co.	159,154

	Electric Utilities - 0.2%
700	CPFL Energia S.A. - ADR	53,767
1,300	El Paso Electric Company*	35,789
1,200	Exelon Corp.	49,968
900	Pinnacle West Capital Corporation	37,305
1,000	Progress Energy, Inc.	43,480
1,200	Westar Energy, Inc.	30,192
		250,501
	Electrical Equipment - 0.9%
2,000	A123 Systems Inc.*	19,080
1,200	ABB Limited - SP-ADR	26,940
2,800	Babcock & Wilcox Co.*	71,652
1,500	Baldor Electric Co.	94,560
1,000	Cooper Industries PLC	58,290
2,000	Emerson Electric Co.	114,340
2,000	Hubbell Incorporated, CL B	120,260
1,000	Polypore International, Inc.*	40,730
4,100	Rockwell Automation, Inc.	294,011
3,500	Roper Industries, Inc.	267,505
4,600	Sensata Technologies Holding N.V.*	138,506
3,550	A.O. Smith Corp.	135,184
2,700	Thomas & Betts Corp.*	130,410
		1,511,468
	Electronic Equipment, Instruments & Components - 1.5%
6,700	Agilent Technologies, Inc.*	277,581
3,100	Avnet, Inc.*	102,393
4,500	Brightpoint, Inc.*	39,285
1,600	Coherent, Inc.*	72,224
8,000	Corning Inc.	154,560
1,000	Dolby Laboratories Inc.*	66,700
1,700	DTS, Inc.*	83,385
4,700	Fabrinet*	101,050
23,400	Flextronics International Ltd.*	183,690
1,200	FLIR Systems, Inc.*	35,700
6,000	Hitachi, Ltd.	320,100
2,000	Itron, Inc.*	110,900
5,000	Jabil Circuit, Inc.	100,450
6,600	LeCroy Corporation*	64,944
3,700	Mercury Computer Systems, Inc.*	68,006
1,000	OSI Systems, Inc.*	36,360
4,300	Power-One, Inc.*	43,860
13,600	Sanmina-SCI Corp.*	156,128
1,900	Tech Data Corp.*	83,638
5,200	Trimble Navigation Ltd.*	207,636
11,200	Vishay Intertechnology, Inc.*	164,416
6,642	Vishay Precision Group Inc.*	125,135
		2,598,141
	Energy Equipment & Services - 2.6%
3,400	Atwood Oceanics, Inc.*	127,058
2,500	Baker Hughes Inc.	142,925
4,600	Cameron International Corp.*	233,358
11,100	CGG-Veritas - SP-ADR*	339,549
2,400	Diamond Offshore Drilling, Inc.	160,488
1,200	Dresser-Rand Group, Inc.*	51,108
1,300	Dril-quip, Inc.*	101,036
2,000	Ensco PLC - SP-ADR	106,760
1,300	FMC Technologies, Inc.*	115,583
8,000	Halliburton Co.	326,640
1,600	Helmerich & Payne, Inc.	77,568
2,900	Lufkin Industries, Inc.	180,931
4,300	Nabors Industries Ltd.*	100,878
5,300	National-Oilwell Varco Inc.	356,425
2,500	Newpark Resources, Inc.*	15,400
6,800	Parker Drilling Co.*	31,076
2,300	Patterson-UTI Energy, Inc.	49,565
9,000	Rowan Companies, Inc.*	314,190
7,800	RPC, Inc.	141,336
10,989	Schlumberger Ltd.	917,581
4,700	Tenaris S.A. - SP-ADR	230,206
3,500	Transocean Ltd.*	243,285
6,600	Weatherford International Ltd.*	150,480
		4,513,426
	Financial Services - Diversified - 0.6%
18,700	Bank of America Corp.	249,458
1,200	CBOE Holdings Inc.	27,432
34,700	Citigroup Inc.*	164,131
300	IntercontinentalExchange Inc.*	35,745
7,400	JPMorgan Chase & Co.	313,908
1,500	The NASDAQ OMX Group, Inc. *	35,565
13,800	NewStar Financial, Inc.*	145,866
1,200	NYSE Euronext	35,976
		1,008,081
	Food & Staples Retailing - 1.4%
1,000	BJ's Wholesale Club, Inc.*	47,900
16,000	Costco Wholesale Corp.	1,155,360
7,500	CVS Caremark Corp.	260,775
13,800	The Great Atlantic & Pacific Tea Company, Inc. *	2,912
1,200	The Kroger Co.	26,832
4,600	PriceSmart, Inc.	174,938
1,200	Safeway Inc.	26,988
6,700	SUPERVALU Inc.	64,521
700	Sysco Corp.	20,580
3,100	United Natural Foods, Inc.*	113,708
2,200	Walgreen Co.	85,712
1,000	Wal-Mart Stores, Inc.	53,930
9,300	Whole Foods Market, Inc.*	470,487
3,200	Winn-Dixie Stores, Inc.*	22,944
		2,527,587
	Food Products - 1.2%
270	Archer-Daniels-Midland Co.	8,121
9,000	B & G Foods Inc.	123,570
900	Bunge Limited	58,968
2,500	Dean Foods Company*	22,100
2,000	Diamond Foods, Inc.	106,360
200	General Mills, Inc.	7,118
9,900	Green Mountain Coffee Roasters, Inc.*	325,314
7,100	The Hain Celestial Group, Inc. *	192,126
1,000	H.J. Heinz Co.	49,460
500	The Hershey Co.	23,575
4,000	Hormel Foods Corporation	205,040
2,000	Kellogg Co.	102,160
2,200	Kraft Foods Inc.	69,322
2,700	Mead Johnson Nutrition Company	168,075
1,200	Ralcorp Holdings, Inc.*	78,012
11,800	Sara Lee Corp.	206,618
2,100	The J.M. Smucker Co.	137,865
1,600	TreeHouse Foods, Inc.*	81,744
1,500	Unilever PLC - SP-ADR	46,320
		2,011,868
	Gas Utilities - 0.1%
3,100	ONEOK, Inc.	171,957

	Health Care Equipment & Supplies - 1.7%
1,100	C.R. Bard, Inc.	100,947
1,800	Baxter International Inc.	91,116
2,700	Becton, Dickinson & Co.	228,204
6,800	Boston Scientific Corporation*	51,476
5,700	BSD Medical Corporation*	26,334
6,000	Cyberonics, Inc.*	186,120
5,200	Delcath Systems Inc.*	50,960
1,200	DENTSPLY International Inc.	41,004
3,400	Edwards Lifesciences Corp.*	274,856
2,400	Haemonetics Corporation*	151,632
2,700	Hologic, Inc.*	50,814
2,300	Hospira, Inc.*	128,087
700	IDEXX Laboratories, Inc.*	48,454
1,700	Immucor, Inc.*	33,711
1,000	Kinetic Concepts, Inc.*	41,880
3,200	Medtronic, Inc.	118,688
4,100	ResMed Inc.*	142,024
1,600	Sirona Dental Systems, Inc.*	66,848
2,600	St. Jude Medical, Inc.*	111,150
3,100	Stryker Corp.	166,470
6,700	Varian Medical Systems, Inc.*	464,176
1,700	Zimmer Holdings, Inc.*	91,256
5,700	Zoll Medical Corporation*	212,211
		2,878,418
	Health Care Providers & Services - 1.8%
1,200	Aetna Inc.	36,612
1,000	AMERIGROUP Corporation*	43,920
5,200	AmerisourceBergen Corp.	177,424
2,200	Cardinal Health, Inc.	84,282
900	CIGNA Corp.	32,994
1,400	Community Health Systems Inc.*	52,318
2,000	CorVel Corporation*	96,700
4,500	Coventry Health Care, Inc.*	118,800
1,500	Ensign Group, Inc.	37,305
3,600	Express Scripts, Inc.*	194,580
2,500	Fresenius Medical Care AG & Co. KGaA - SP-ADR	144,225
10,000	Health Management Associates, Inc.*	95,400
3,400	Health Net Inc.*	92,786
1,200	HEALTHSOUTH Corp.*	24,852
3,200	Healthspring, Inc.*	84,896
4,700	Humana Inc.*	257,278
600	Lincare Holdings Inc.	16,098
1,600	Magellan Health Services, Inc.*	75,648
2,100	McKesson Corp.	147,798
3,200	Medco Health Solutions, Inc.*	196,064
5,000	Molina Healthcare Inc.*	139,250
1,100	Patterson Companies Inc.	33,693
1,500	Quest Diagnostics Inc.	80,955
12,700	Rural/Metro Corp.*	185,166
1,800	Henry Schein, Inc.*	110,502
24,500	Tenet Healthcare Corp.*	163,905
4,500	UnitedHealth Group Inc.	162,495
2,600	Universal Health Services, Inc.	112,892
3,800	WellCare Health Plans Inc.*	114,836
1,700	WellPoint Inc.*	96,662
		3,210,336
	Health Care Technology - 0.2%
1,200	Allscripts Healthcare Solutions, Inc.*	23,124
2,000	Cerner Corp.*	189,480
700	Quality Systems, Inc.	48,874
		261,478
	Home Building - 0.6%
8,000	Beazer Homes USA, Inc.*	43,120
10,100	D.R. Horton, Inc.	120,493
3,500	Gafisa S.A. - SP-ADR	50,855
21,500	Hovnanian Enterprises, Inc.*	87,935
8,900	KB Home	120,061
8,900	Lennar Corp.	166,875
2,600	Meritage Homes Corp.*	57,720
8,875	Pulte Group Inc.*	66,740
4,500	The Ryland Group, Inc.	76,635
14,300	Standard Pacific Corp.*	65,780
9,000	Toll Brothers, Inc.*	171,000
		1,027,214
	Hotels, Restaurants & Leisure - 4.9%
5,300	7 Days Group Holdings Ltd. - SP-ADR*	112,890
1,100	BJ's Restaurants Inc.*	38,973
17,900	Boyd Gaming Corp.*	189,740
6,000	Brinker International, Inc.	125,280
700	Buffalo Wild Wings Inc.*	30,695
12,400	Caribou Coffee Company, Inc.*	124,992
2,000	Carnival Corp.	92,220
5,600	The Cheesecake Factory Inc. *	171,696
1,400	Chipotle Mexican Grill, Inc.*	297,724
2,800	Choice Hotels International, Inc.	107,156
4,900	Cracker Barrel Old Country Store, Inc.	268,373
9,000	Ctrip.com International, Ltd. - SP-ADR*	364,050
4,900	Darden Restaurants, Inc.	227,556
2,900	DineEquity, Inc.*	143,202
8,700	Domino's Pizza, Inc.*	138,765
4,300	Home Inns & Hotels Management, Inc. - SP-ADR*	176,128
4,100	Hyatt Hotels Corp.*	187,616
6,200	International Game Technology	109,678
61,130	Jamba, Inc.*	138,765
19,250	Krispy Kreme Doughnuts, Inc.*	134,365
24,700	Las Vegas Sands Corp.*	1,134,965
7,021	Marriott International Inc.	291,652
5,600	McDonald's Corp.	429,856
23,700	MGM Resorts International*	351,945
2,900	Morton's Restaurant Group, Inc.*	18,792
5,500	P.F. Chang's China Bistro, Inc.	266,530
2,300	Panera Bread Co.*	232,783
2,700	Papa John's International, Inc.*	74,790
4,100	Peet's Coffee & Tea Inc.*	171,134
5,600	Royal Caribbean Cruises Ltd.*	263,200
2,200	Ruby Tuesday, Inc.*	28,732
28,890	Ruth's Hospitality Group Inc.*	133,761
2,500	Shuffle Master, Inc.*	28,625
11,900	Starbucks Corp.	382,347
5,700	Starwood Hotels & Resorts Worldwide, Inc.	346,446
5,700	Tim Hortons, Inc.	235,011
5,000	Wendy's/Arby's Group, Inc.	23,100
5,500	Wyndham Worldwide Corp.	164,780
4,050	Wynn Resorts Ltd.	420,552
8,000	Yum! Brands, Inc.	392,400
		8,571,265
	Household Durables - 1.1%
1,000	American Greetings Corporation	22,160
3,000	Ethan Allen Interiors Inc.	60,030
2,300	Garmin Ltd.	71,277
2,600	Harman International Industries, Inc.*	120,380
4,200	iRobot Corporation*	104,496
15,500	La-Z-Boy Inc.*	139,810
1,200	Leggett & Platt, Incorporated	27,312
1,100	Mohawk Industries, Inc.*	62,436
11,700	Newell Rubbermaid Inc.	212,706
1,800	Panasonic Corporation	25,380
1,200	SodaStream International Ltd.*	37,896
3,700	Sony Corp. - SP-ADR	132,127
3,430	Stanley Black & Decker Inc.	229,364
9,300	Tempur-Pedic International Inc.*	372,558
4,400	Tupperware Brands Corp.	209,748
2,000	Whirlpool Corp.	177,660
		2,005,340
	Household Products - 0.5%
2,600	The Clorox Co.	164,528
2,400	Colgate-Palmolive Co.	192,888
1,300	Energizer Holdings, Inc.*	94,770
2,500	Kimberly-Clark Corp.	157,600
2,500	The Procter & Gamble Co.	160,825
1,800	WD-40 Co.	72,504
		843,115
	Independent Power Producers & Energy Traders - 0.0%
1,800	Constellation Energy Group Inc.	55,134

	Industrial Conglomerates - 0.6%
2,200	3M Co.	189,860
20,100	General Electric Co.	367,629
1,000	Koninklijke Philips Electronics N.V. NYS	30,700
8,500	McDermott International, Inc.*	175,865
700	Siemens AG - SP-ADR	86,975
6,100	Textron Inc.	144,204
1,200	Tyco International Ltd.	49,728
		1,044,961
	Insurance - 1.3%
3,000	Aflac, Inc.	169,290
2,000	The Allstate Corporation	63,760
25,000	Ambac Financial Group, Inc.*	2,778
5,900	American International Group, Inc.*	339,958
1,600	Assurant, Inc.	61,632
3,600	Berkshire Hathaway Inc. Cl B*	288,396
1,500	Brown & Brown, Inc.	35,910
900	The Chubb Corporation	53,676
10,900	Genworth Financial Inc.*	143,226
2,900	Hartford Financial Services Group, Inc.	76,821
1,400	Lincoln National Corp.	38,934
2,600	Marsh & McLennan Companies, Inc.	71,084
22,600	MBIA Inc.*	270,974
2,500	MetLife, Inc.	111,100
3,700	Prudential Financial, Inc.	217,227
3,300	Torchmark Corp.	197,142
3,100	The Travelers Companies, Inc.	172,701
		2,314,609
	Internet & Catalog Retail - 1.8%
5,300	Amazon.com, Inc.*	954,000
10,400	Expedia, Inc.	260,936
800	Makemytrip Ltd.*	21,624
4,300	Netflix Inc.*	755,510
2,300	Overstock.com, Inc.*	37,904
2,300	Priceline.com Inc.*	918,965
3,200	Shutterfly, Inc.*	112,096
		3,061,035
	Internet Software & Services - 4.2%
15,100	Akamai Technologies, Inc.*	710,455
5,700	Ancestry.com, Inc.*	161,424
19,400	Baidu, Inc. - SP-ADR*	1,872,682
2,700	Digital River, Inc.*	92,934
12,400	eBay Inc.*	345,092
1,200	Equinix, Inc.*	97,512
2,100	Google Inc.*	1,247,337
6,100	IAC/InterActiveCorp*	175,070
5,300	Internet Initiative Japan Inc. - SP-ADR*	36,517
1,500	MercadoLibre Inc.*	99,975
5,900	Monster Worldwide, Inc.*	139,417
3,900	NetEase.com Inc. - SP-ADR*	140,985
3,400	OpenTable, Inc.*	239,632
5,200	Rackspace Hosting, Inc.*	163,332
5,700	SAVVIS, Inc.*	145,464
3,200	SINA Corp.*	220,224
3,600	Sohu.com Inc.*	228,564
11,400	Terremark Worldwide, Inc.*	147,630
1,500	Travelzoo Inc.*	61,830
20,000	ValueClick, Inc.*	320,600
6,500	VeriSign, Inc.*	212,355
5,600	VistaPrint N.V.*	257,600
14,400	Yahoo! Inc.*	239,472
		7,356,103
	IT Services - 1.9%
1,000	Accenture PLC	48,490
4,100	Acxiom Corp.*	70,315
2,400	Automatic Data Processing, Inc.	111,072
2,400	Broadridge Financial Solutions Inc.	52,632
2,300	Camelot Information Systems, Inc.*	55,016
6,400	Cognizant Technology Solutions Corp.*	469,056
1,800	Computer Sciences Corp.	89,280
700	Fiserv, Inc.*	40,992
4,200	Gartner, Inc.*	139,440
3,900	The Hackett Group, Inc. *	13,689
600	hiSoft Technology International Ltd. - SP-ADR*	18,120
4,300	iGATE Corporation	84,753
6,300	Infosys Technologies Ltd. - SP-ADR	479,304
600	Mastercard, Inc.	134,466
4,600	Paychex, Inc.	142,186
12,000	Sapient Corp.	145,200
10,200	Satyam Computer Services Ltd. - SP-ADR*	29,784
3,900	Unisys Corp.*	100,971
17,700	VeriFone Systems, Inc.*	682,512
4,600	Visa Inc.	323,748
		3,231,026
	Leisure Equipment & Products - 0.3%
20,700	Eastman Kodak Co.*	110,952
2,600	Hasbro, Inc.	122,668
10,400	Mattel, Inc.	264,472
1,700	Sturm, Ruger & Company, Inc.	25,993
		524,085
	Life Sciences Tools & Services - 0.6%
3,300	Affymetrix, Inc.*	16,599
4,100	Bruker Corp.*	68,060
5,100	Illumina, Inc.*	323,034
2,500	Life Technologies Corporation*	138,750
5,100	Parexel International Corp.*	108,273
3,800	PerkinElmer, Inc.	98,116
4,700	Sequenom Inc.*	37,694
3,600	Waters Corp.*	279,756
		1,070,282
	Machinery - 4.5%
4,100	AGCO Corporation*	207,706
5,400	Alamo Group Inc.	150,228
2,200	Briggs & Stratton Corp.	43,318
15,600	Caterpillar Inc.	1,461,096
6,300	China Yuchai International Ltd.	199,647
3,600	CNH Global N.V.*	171,864
4,100	Cummins Inc.	451,041
2,100	Danaher Corp.	99,057
11,900	Deere & Co.	988,295
2,800	Donaldson Company, Inc.	163,184
2,900	Eaton Corp.	294,379
5,600	Gardner Denver Inc.	385,392
1,100	IDEX Corporation	43,032
3,500	Illinois Tool Works Inc.	186,900
6,100	Ingersoll-Rand PLC	287,249
8,800	Joy Global Inc.	763,400
3,400	Kennametal Inc.	134,164
1,700	Manitowoc, Inc.	22,287
500	Navistar International Corp.*	28,955
1,200	Oshkosh Corp.*	42,288
2,400	PACCAR Inc.	137,808
4,700	Pall Corp.	233,026
3,200	Parker Hannifin Corp.	276,160
1,000	Pentair, Inc.	36,510
5,000	Snap-On, Inc.	282,900
10,500	Terex Corp.*	325,920
3,600	The Timken Company	171,828
1,500	Valmont Industries, Inc.	133,095
		7,720,729
	Marine - 0.1%
14,900	DryShips Inc.*	81,950

	Media - 3.1%
22,100	Belo Corp.*	156,468
1,100	Cablevision Systems Corporation	37,224
15,600	CBS Corp. Cl B Non-Voting	297,180
9,100	Comcast Corp.	199,927
5,700	DIRECTV*	227,601
2,600	Discovery Communications, Inc.*	108,420
1,000	DISH Network Corp.*	19,660
13,100	The Walt Disney Co.	491,381
2,400	DreamWorks Animation SKG, Inc.*	70,728
10,900	Entercom Communications Corp.*	126,222
5,500	Focus Media Holding Limited - ADR*	120,615
17,700	Gannett Co., Inc.	267,093
2,700	Grupo Televisa S.A. - SP-ADR*	70,011
11,700	IMAX Corp.*	328,185
8,900	The Interpublic Group of Companies, Inc. *	94,518
3,200	Lamar Advertising Co.*	127,488
3,100	Lee Enterprises, Inc.*	7,626
1,200	Liberty Global, Inc.*	42,456
5,600	Liberty Media Corp. - Capital Series A*	350,336
6,300	Live Nation Entertainment, Inc.*	71,946
4,000	Martha Stewart Living Omnimedia, Inc.*	17,680
22,900	The McClatchy Co. *	106,943
3,100	The McGraw-Hill Companies, Inc.	112,871
2,500	Morningstar, Inc.*	132,700
15,800	The New York Times Co. *	154,840
11,300	News Corp. Cl B	185,546
2,900	Omnicom Group Inc.	132,820
4,000	Regal Entertainment Group	46,960
1,200	Shaw Communications, Inc.	25,656
148,000	Sirius XM Radio Inc.*	242,720
4,300	Time Warner Cable Inc.	283,929
2,300	Time Warner Inc.	73,991
7,900	Viacom, Inc. Cl B	312,919
12,100	Virgin Media Inc.	329,604
		5,374,264
	Metals & Mining - 5.8%
1,100	Agnico-Eagle Mines Ltd.	84,370
4,700	AK Steel Holding Corp.	76,939
5,400	Alcoa Inc.	83,106
3,300	Allegheny Technologies, Inc.	182,094
3,700	Aluminum Corporation of China Ltd. - SP-ADR*	84,323
1,500	AngloGold Ashanti Ltd. - SP-ADR	73,845
5,600	ArcelorMittal NYS	213,528
5,400	Barrick Gold Corp.	287,172
2,300	BHP Billiton Ltd. - SP-ADR	213,716
23,200	China Precision Steel, Inc.*	39,440
5,400	Cliffs Natural Resources Inc.	421,254
9,000	Coeur d' Alene Mines Corp.*	245,880
7,600	Commercial Metals Co.	126,084
7,100	Companhia Siderurgica Nacional S.A. - SP-ADR	118,357
2,300	Compania de Minas Buenaventura S.A. - SP-ADR	112,608
1,700	Compass Minerals International, Inc.	151,759
9,100	Eldorado Gold Corp.	168,987
7,400	Freeport-McMoRan Copper & Gold Inc.	888,666
2,200	Fronteer Gold, Inc.*	25,806
4,000	Gammon Gold, Inc.*	32,760
9,800	Gold Fields Ltd. - SP-ADR	177,674
2,300	Goldcorp, Inc.	105,754
32,900	Golden Star Resources Ltd.*	151,011
11,100	Harmony Gold Mining Company Ltd. - SP-ADR	139,194
17,700	Hecla Mining Co.*	199,302
3,500	IAMGOLD Corp.	62,300
6,700	Ivanhoe Mines Ltd.*	153,564
9,200	Kinross Gold Corp.	174,432
1,100	Mechel - SP-ADR	32,153
3,000	Molycorp, Inc.*	149,700
8,200	New Gold Inc.*	80,032
3,400	Newmont Mining Corp.	208,862
39,000	Northgate Minerals Corp.*	124,800
25,300	NovaGold Resources Inc.*	361,031
4,700	Nucor Corp.	205,954
6,300	Pan American Silver Corp.	259,623
11,500	Paramount Gold and Silver Corporation*	45,885
5,000	Puda Coal, Inc.*	71,250
700	Randgold Resources Ltd.	57,631
5,800	Rare Element Resources Ltd.*	93,148
2,600	Rio Tinto PLC - SP-ADR	186,316
6,600	RTI International Metals, Inc.*	178,068
8,400	Silver Standard Resources Inc.*	237,048
11,500	Silver Wheaton Corp.*	448,960
8,500	Southern Copper Corp.	414,290
5,100	Steel Dynamics, Inc.	93,330
24,000	Taseko Mines Ltd.*	126,000
6,100	Teck Resources Ltd. Cl B	377,163
3,300	Ternium S.A. - SP-ADR	139,953
3,400	Thompson Creek Metals Company, Inc.*	50,048
11,500	Titanium Metals Corp.*	197,570
6,900	United States Steel Corp.	403,098
8,800	Vale S.A. - SP-ADR	304,216
2,400	Walter Energy, Inc.	306,816
11,500	Yamana Gold Inc.	147,200
		10,094,070
	Multiline Retail - 2.0%
6,600	99 Cents Only Stores*	105,204
3,500	Big Lots, Inc.*	106,610
13,300	Dillard's, Inc.	504,602
2,000	Dollar General Corp.*	61,340
8,150	Dollar Tree, Inc.*	457,052
6,100	Family Dollar Stores, Inc.	303,231
2,900	Kohl's Corp.*	157,586
11,500	Macy's, Inc.	290,950
10,400	Nordstrom, Inc.	440,752
5,000	J.C. Penney Company, Inc.	161,550
5,400	Retail Ventures, Inc.*	88,020
22,600	Saks, Inc.*	241,820
1,000	Sears Holdings Corp.*	73,750
6,500	Target Corp.	390,845
8,300	Tuesday Morning Corp.*	43,824
		3,427,136
	Multi-Utilities - 0.2%
4,200	CMS Energy Corporation	78,120
1,000	Dominion Resources, Inc.	42,720
1,200	NiSource Inc.	21,144
1,000	PG&E Corporation	47,840
1,200	Wisconsin Energy Corporation	70,632
		260,456
	Office Electronics - 0.2%
1,900	CANON INC. - SP-ADR	97,546
16,067	Xerox Corp.	185,092
3,300	Zebra Technologies Corporation*	125,367
		408,005
	Oil, Gas & Consumable Fuels - 5.4%
1,800	Alpha Natural Resources, Inc.*	108,054
3,500	Anadarko Petroleum Corp.	266,560
1,600	Apache Corp.	190,768
4,800	Arch Coal, Inc.	168,288
4,000	BP- PLC - SP-ADR	176,680
28,300	Brigham Exploration Co.*	770,892
5,000	Cabot Oil & Gas Corp.	189,250
2,200	Cameco Corporation	88,836
3,000	Canadian Natural Resources Ltd.	133,260
3,810	Cenovus Energy Inc.	126,644
3,250	Chesapeake Energy Corp.	84,208
1,400	Chevron Corp.	127,750
1,400	Cloud Peak Energy, Inc.*	32,522
600	CNOOC Ltd.	143,022
3,000	Concho Resources Inc.*	263,010
3,000	ConocoPhillips	204,300
1,100	Continental Resources, Inc.*	64,735
3,800	Devon Energy Corp.	298,338
10,000	El Paso Corp.	137,600
1,600	Enbridge Inc.	90,240
4,500	EnCana Corp.	131,040
1,500	EOG Resources, Inc.	137,115
1,925	Exxon Mobil Corp.	140,756
3,200	Forest Oil Corp.*	121,504
1,700	Gulfport Energy Corporation*	36,805
2,400	Hess Corp.	183,696
4,300	Holly Corp.	175,311
25,500	Ivanhoe Energy, Inc.*	69,360
3,800	James River Coal Company*	96,254
22,100	Kodiak Oil & Gas Corp.*	145,860
2,500	Linn Energy LLC	93,725
1,100	Marathon Oil Corp.	40,733
8,200	Massey Energy Co.	439,930
2,400	McMoRan Exploration Co.*	41,136
1,000	Murphy Oil Corp.	74,550
2,200	Newfield Exploration Co.*	158,642
1,500	Nexen Inc.	34,350
2,300	Noble Energy, Inc.	197,984
3,300	Occidental Petroleum Corp.	323,730
5,600	Patriot Coal Corp.*	108,472
7,400	Peabody Energy Corp.	473,452
600	PetroChina Company Ltd.	78,894
4,200	Petroleo Brasileiro S.A. - SP-ADR	158,928
1,000	Petroleum Development Corporation*	42,210
3,100	Pioneer Natural Resources Co.	269,142
1,400	Range Resources Corp.	62,972
9,700	SandRidge Energy Inc.*	71,004
2,600	Southwestern Energy Co.*	97,318
3,500	Suncor Energy, Inc.	134,015
3,500	Sunoco, Inc.	141,085
9,100	Tesoro Corp.*	168,714
800	Total S.A. - SP-ADR	42,784
19,200	TransGlobe Energy Corp.*	306,624
6,500	Valero Energy Corp.	150,280
3,700	Venoco Inc.*	68,265
4,800	Whiting Petroleum Corp.*	562,512
1,900	Clayton Williams Energy, Inc.*	159,543
3,500	The Williams Companies, Inc.	86,520
800	YPF Sociedad Anonima - SP-ADR	40,296
		9,530,468
	Paper & Forest Products - 0.3%
1,800	Buckeye Technologies Inc.	37,818
1,800	P.H. Glatfelter Co.	22,086
7,700	International Paper Co.	209,748
13,100	Louisiana-Pacific Corp.*	123,926
5,600	Weyerhaeuser Co.	106,008
		499,586
	Personal Products - 0.5%
3,800	Elizabeth Arden, Inc.*	87,438
4,400	Herbalife Ltd.	300,828
3,500	The Estee Lauder Companies Inc.	282,450
3,000	Medifast, Inc.*	86,640
2,000	Nutri System, Inc.	42,060
2,400	Weight Watchers International, Inc.	89,976
		889,392
	Pharmaceuticals - 2.1%
3,200	Abbott Laboratories	153,312
2,000	Allergan, Inc.	137,340
800	AstraZeneca PLC - SP-ADR	36,952
2,700	BMP Sunstone Corporation*	26,757
4,900	Bristol-Myers Squibb Co.	129,752
6,000	Dr. Reddy's Laboratories Ltd. - SP-ADR	221,760
11,900	Elan Corporation PLC - SP-ADR*	68,187
3,000	Endo Pharmaceuticals Holdings Inc.*	107,130
1,600	Forest Laboratories, Inc.*	51,168
2,700	Generex Biotechnology Corp.*	781
1,700	GlaxoSmithKline-PLC - SP-ADR	66,674
13,900	Jazz Pharmaceuticals, Inc.*	273,552
6,600	Johnson & Johnson	408,210
1,000	Eli Lilly and Co.	35,040
3,800	Medicis Pharmaceutical Corp.	101,802
1,900	Merck & Co., Inc.	68,476
8,300	Mylan, Inc.*	175,379
2,600	Novo Nordisk A/S - SP-ADR	292,682
2,800	Perrigo Co.	177,324
9,200	Pfizer Inc.	161,092
19,400	Questcor Pharmaceuticals, Inc.*	285,762
2,200	Salix Pharmaceuticals, Ltd.*	103,312
2,000	Teva Pharmaceutical Industries Ltd.	104,260
4,180	Valeant Pharmaceuticals International, Inc.	118,252
9,400	ViroPharma Inc.*	162,808
5,800	VIVUS Inc.*	54,346
3,200	Warner Chilcott PLC	72,192
2,100	Watson Pharmaceuticals, Inc.*	108,465
		3,702,767
	Professional Services - 0.5%
3,800	51job, Inc. - SP-ADR*	187,150
900	The Dun & Bradstreet Corporation	73,881
1,600	IHS Inc.*	128,624
1,700	Korn/Ferry International*	39,287
2,600	Manpower Inc.	163,176
18,100	On Assignment, Inc.*	147,515
		739,633
	Real Estate Management & Development - 0.1%
4,100	CB Richard Ellis Group, Inc.*	83,968
1,700	The St. Joe Company *	37,145
		121,113
	Road & Rail - 1.5%
1,200	Arkansas Best Corp.	32,904
5,200	Avis Budget Group, Inc.*	80,912
700	Canadian National Railway Company	46,529
700	Canadian Pacific Railway Limited	45,367
6,500	CSX Corp.	419,965
3,000	Dollar Thrifty Automotive Group, Inc.*	141,780
700	Genesee & Wyoming, Inc.*	37,065
10,000	Hertz Global Holdings, Inc.*	144,900
2,000	J.B. Hunt Transportation Services, Inc.	81,620
5,700	Kansas City Southern*	272,802
5,100	Norfolk Southern Corp.	320,382
3,700	Old Dominion Freight Line, Inc.*	118,363
7,200	Ryder Systems, Inc.	379,008
4,600	Union Pacific Corp.	426,236
2,400	YRC Worldwide, Inc.*	8,928
		2,556,761
	Semiconductors & Semiconductor Equipment - 4.6%
16,000	Advanced Micro Devices, Inc.*	130,880
9,600	Altera Corp.	341,568
3,000	Amkor Technology, Inc.*	22,170
2,500	Analog Devices, Inc.	94,175
10,800	Applied Materials, Inc.	151,740
5,300	Applied Micro Circuits Corp.*	56,604
1,200	ARM Holdings PLC - SP-ADR	24,900
2,300	ASM International N.V.*	80,546
6,500	ASML Holding N.V. NYS	249,210
800	Atheros Communications, Inc.*	28,736
29,500	Atmel Corp.*	363,440
7,200	Broadcom Corp.	313,560
1,600	Canadian Solar Inc.*	19,824
1,000	Cavium Networks, Inc.*	37,680
12,700	Cirrus Logic, Inc.*	202,946
21,900	Conexant Systems, Inc.*	35,697
3,400	Cree, Inc.*	224,026
1,000	Cymer, Inc.*	45,070
15,300	Cypress Semiconductor Corp.*	284,274
8,800	Entegris Inc.*	65,736
9,700	Entropic Communications, Inc.*	117,176
6,800	Fairchild Semiconductor International, Inc.*	106,148
1,900	GT Solar International Inc.*	17,328
3,500	Integrated Device Technology, Inc.*	23,310
2,900	JinkoSolar Holding Company Limited - ADR*	58,348
5,800	KLA-Tencor Corp.	224,112
12,100	Kulicke and Soffa Industries, Inc.*	87,120
4,000	Lam Research Corp.*	207,120
27,400	Lattice Semiconductor Corp.*	166,044
1,000	Linear Technology Corporation	34,590
10,500	LSI Corp.*	62,895
4,499	LTX-Credence Corporation*	33,292
7,400	Marvell Technology Group Ltd.*	137,270
9,000	Mattson Technology, Inc.*	27,000
1,200	Maxim Integrated Products, Inc.	28,344
4,600	MEMC Electronic Materials, Inc.*	51,796
1,800	Micrel, Inc.	23,382
3,900	Microchip Technology Inc.	133,419
14,000	Micron Technology, Inc.*	112,280
1,500	Microsemi Corporation*	34,350
11,400	Mindspeed Technologies Inc.*	69,540
14,100	MIPS Technologies, Inc.*	213,756
2,500	Nanometrics Incorporated*	32,075
3,400	Netlogic Microsystems Inc.*	106,794
5,700	Novellus Systems, Inc.*	184,224
9,200	NVIDIA Corp.*	141,680
6,100	OmniVision Technologies, Inc.*	180,621
23,200	ON Semiconductor Corp.*	229,216
8,500	PMC-Sierra, Inc.*	73,015
1,200	Rambus Inc.*	24,576
7,900	Renesola Ltd. - SP-ADR*	69,046
19,100	RF Micro Devices, Inc.*	140,385
2,700	Semtech Corporation*	61,128
4,400	Sigma Designs, Inc.*	62,348
18,500	Skyworks Solutions, Inc.*	529,655
1,500	Spreadtrum Communications, Inc. - SP-ADR*	27,555
6,200	Standard Microsystems Corp.*	178,746
20,600	Teradyne, Inc.*	289,224
1,500	Texas Instruments Inc.	48,750
28,200	TriQuint Semiconductor, Inc.*	329,658
7,000	Veeco Instruments Inc.*	300,720
7,600	Xilinx, Inc.	220,248
		7,971,066
	Software - 4.9%
3,900	Adobe Systems Inc.*	120,042
4,400	Advent Software, Inc.*	254,848
18,600	Ariba Inc.*	436,914
3,200	AsiaInfo-Linkage Inc.*	53,024
8,600	Autodesk, Inc.*	328,520
800	Blackboard Inc.*	33,040
2,400	BMC Software, Inc.*	113,136
5,500	Check Point Software Technologies Ltd.*	254,430
7,500	Citrix Systems, Inc.*	513,075
11,200	Compuware Corp.*	130,704
1,400	Ebix, Inc.*	33,138
1,400	Electronic Arts Inc.*	22,932
1,000	FactSet Research Systems Inc.	93,760
2,200	Fair Isaac Corp.	51,414
5,200	Fortinet Inc.*	168,220
5,600	Jack Henry & Associates, Inc.	163,240
6,300	Informatica Corp.*	277,389
6,400	Intuit Inc.*	315,520
2,700	JDA Software Group, Inc.*	75,600
13,900	Lawson Software, Inc.*	128,575
2,700	Magic Software Enterprises Ltd.	16,686
12,700	Mentor Graphics Corporation*	152,400
2,600	MICROS Systems, Inc.*	114,036
1,200	Microsoft Corp.	33,504
1,200	NetScout Systems, Inc.*	27,612
4,400	NetSuite Inc.*	110,000
1,400	Nuance Communications, Inc.*	25,452
17,300	Oracle Corp.	541,490
7,200	Parametric Technology Corp.*	162,216
3,000	Progress Software Corporation*	126,960
6,000	Quest Software, Inc.*	166,440
6,000	Red Hat, Inc.*	273,900
1,200	Rosetta Stone, Inc.*	25,464
6,800	Rovi Corporation*	421,668
4,400	Salesforce.com, Inc.*	580,800
2,900	SAP AG - SP-ADR	146,769
1,300	Solarwinds, Inc.*	25,025
2,500	Solera Holdings Inc.	128,300
1,200	SuccessFactors, Inc.*	34,752
4,200	Symantec Corp.*	70,308
4,600	Synopsys, Inc.*	123,786
13,800	TIBCO Software Inc.*	271,998
5,500	The Ultimate Software Group, Inc. *	267,465
6,100	VanceInfo Technologies Inc.*	210,694
7,800	VMware Inc.*	693,498
40,100	Wave Systems Corp.*	157,994
3,800	Websense, Inc.*	76,950
		8,553,688
	Solar - 0.3%
9,000	Evergreen Solar, Inc.*	5,247
1,800	First Solar, Inc.*	234,252
14,800	JA Solar Holdings Co., Ltd. - SP-ADR*	102,416
7,400	LDK Solar Co. Ltd. - SP-ADR*	74,888
7,300	Suntech Power Holdings Co., Ltd. - SP-ADR*	58,473
3,400	Trina Solar Ltd.*	79,628
11,000	Yingli Green Energy Holding Company Ltd. - SP-ADR*	108,680
		663,584
	Specialty Retail - 5.2%
2,600	Aarons, Inc.	53,014
4,500	Abercrombie & Fitch Co.	259,335
1,300	Advance Auto Parts, Inc.	85,995
8,600	Aeropostale, Inc.*	211,904
3,700	American Eagle Outfitters, Inc.	54,131
10,200	AnnTaylor Stores Corp.*	279,378
8,900	AutoNation, Inc.*	250,980
1,600	AutoZone, Inc.*	436,144
5,100	bebe stores, inc.	30,396
3,600	Bed Bath & Beyond Inc.*	176,940
11,900	Best Buy Co., Inc.	408,051
36,000	Borders Group, Inc.*	32,407
7,500	CarMax, Inc.*	239,100
14,000	Chico's FAS, Inc.	168,420
2,600	The Children's Place Retail Stores, Inc. *	129,064
5,350	Coldwater Creek Inc.*	16,960
1,500	Collective Brands, Inc.*	31,650
16,820	Cost Plus, Inc.*	163,154
6,200	Dick's Sporting Goods, Inc.*	232,500
3,100	The Dress Barn, Inc. *	81,902
1,200	DSW, Inc.*	46,920
1,500	Express, Inc.*	28,200
1,900	The Finish Line, Inc.	32,661
2,700	Foot Locker, Inc.	52,974
4,900	GameStop Corp.*	112,112
4,600	The Gap, Inc.	101,844
3,400	Guess?, Inc.	160,888
12,000	The Home Depot, Inc.	420,720
2,200	Hot Topic, Inc.	13,794
3,000	J. Crew Group, Inc.*	129,420
1,600	Jo-Ann Stores, Inc.*	96,352
900	Jos. A. Bank Clothiers, Inc.*	36,288
12,700	Limited Brands, Inc.	390,271
2,400	Lithia Motors, Inc.	34,296
9,100	Lowe's Companies, Inc.	228,228
1,200	The Men's Wearhouse, Inc.	29,976
37,000	Office Depot, Inc.*	199,800
19,100	OfficeMax Inc.*	338,070
2,300	O'Reilly Automotive, Inc.*	138,966
2,200	Pacific Sunwear of California, Inc.*	11,924
11,700	The Pep Boys-Manny Moe & Jack	157,131
9,100	PetSmart, Inc.	362,362
46,300	Pier 1 Imports, Inc.*	486,150
1,200	RadioShack Corp.	22,188
5,300	Rent-A-Center, Inc.	171,084
3,500	Ross Stores, Inc.	221,375
2,900	The Sherwin-Williams Co.	242,875
3,200	Signet Jewelers Ltd.*	138,880
5,000	Staples, Inc.	113,850
7,000	Stein Mart, Inc.	64,750
7,000	Talbots, Inc.*	59,640
3,200	Tiffany & Co.	199,264
2,800	The TJX Companies, Inc.	124,292
2,000	Tractor Supply Company	96,980
8,100	Ulta Salon, Cosmetics & Fragrance, Inc.*	275,400
4,900	Urban Outfitters, Inc.*	175,469
5,100	West Marine, Inc.*	53,958
5,500	Williams-Sonoma, Inc.	196,295
3,600	Zumiez Inc.*	96,732
		9,203,804
	Telecommunication Services- Diversified - 1.0%
29,600	8x8, Inc.*	70,448
4,000	AT&T Inc.	117,520
2,900	BT Group PLC - SP-ADR	82,766
2,100	CenturyTel, Inc.	96,957
3,000	China Unicom (Hong Kong) Ltd. - SP-ADR	42,750
7,100	Chunghwa Telecom Co., Ltd. - SP-ADR	179,417
4,200	City Telecom (H. K.) Ltd. - SP-ADR	62,202
6,488	Frontier Communications Corporation	63,128
34,500	Level 3 Communications, Inc.*	33,810
29,600	Qwest Communications International Inc.	225,256
10,300	tw telecom inc.*	175,615
8,100	Verizon Communications Inc.	289,818
8,900	VimpelCom Ltd.	133,856
2,100	VocalTec Communications Ltd.*	52,353
11,400	Windstream Corporation	158,916
		1,784,812
	Telecommunication Services - Wireless - 0.8%
3,800	American Tower Corp.*	196,232
600	Crown Castle International Corp.*	26,298
1,500	Leap Wireless International, Inc.*	18,390
11,400	MetroPCS Communications, Inc.*	143,982
900	Millicom International Cellular S.A.	86,040
7,700	Mobile TeleSystems - SP-ADR	160,699
3,200	NII Holdings Inc.*	142,912
2,000	NTT DOCOMO, Inc. - SP-ADR	34,840
34,500	Sprint Nextel Corp.*	145,935
1,600	Syniverse Holdings Inc.*	49,360
1,900	Turkcell Iletisim Hizmetleri AS - SP-ADR	32,547
1,000	Vivo Participacoes S.A. - SP-ADR	32,590
6,900	Vodafone Group PLC - SP-ADR	182,367
		1,252,192
	Textiles, Apparel & Luxury Goods - 1.9%
4,500	Coach, Inc.	248,895
3,800	Kenneth Cole Productions, Inc.*	47,462
31,100	Crocs, Inc.*	532,432
5,300	Deckers Outdoor Corp.*	422,622
2,300	Fossil, Inc.*	162,104
1,200	G-III Apparel Group, Ltd.*	42,180
2,500	Gildan Activewear Inc.*	71,225
600	Hanesbrands, Inc.*	15,240
21,000	Joe's Jeans, Inc.*	32,760
2,200	The Jones Group Inc.	34,188
17,000	Liz Claiborne, Inc.*	121,720
1,300	Lululemon Athletica Inc.*	88,946
2,300	Luxottica Group SPA - SP-ADR	70,426
2,100	Steven Madden, Ltd.*	87,612
3,600	NIKE, Inc. Cl B	307,512
3,600	Phillips-Van Heusen Corp.	226,836
2,000	Polo Ralph Lauren Corp.	221,840
2,500	Skechers U.S.A., Inc.*	50,000
5,500	The Timberland Co. *	135,245
1,500	True Religion Apparel, Inc.*	33,390
4,500	Under Armour, Inc.*	246,780
1,100	VF Corp.	94,798
		3,294,213
	Tobacco - 0.3%
7,800	Altria Group Inc.	192,036
4,200	Philip Morris International Inc.	245,826
1,600	Reynolds American Inc.	52,192
		490,054
	Trading Companies & Distributors - 0.3%
4,600	Fastenal Co.	275,586
700	W.W. Grainger, Inc.	96,677
5,820	Titan Machinery, Inc.*	112,326
1,000	WESCO International, Inc.*	52,800
		537,389
	Water Utilities - 0.0%
2,700	American Water Works Co., Inc.	68,283
	Total common stocks (cost $142,928,504)	172,368,504
REITS - 0.1%(a)
	Real Estate Investment Trusts - 0.1%
1,800	Annaly Capital Management Inc.	32,256
7,200	Chimera Investment Corporation	29,592
1,000	Hatteras Financial Corp.	30,270
2,000	Host Hotels & Resorts Inc.	35,740
2,800	OMEGA Healthcare Investors, Inc.	62,832
		190,690
	Total REITS (cost $185,227)	190,690
RIGHTS - 0.0%(a)
6,700	Ivanhoe Mines Ltd. *^	9,380
	Total rights (cost $7,449)	9,380
WARRANTS - 0.0%(a)
70	Krispy Kreme Doughnuts, Inc.,* Expiration Date - 03/02/12, Exercise Price - $12.21	22
	Total warrants (cost $0)	22
PREFERRED STOCKS - 0.2%(a)
	Beverages - 0.2%
8,800	Companhia de Bebidas das Americas Preferred - SP-ADR	273,064

	Commercial Banks - 0.0%
2,600	Banco Bradesco S.A. - SP-ADR	52,754
700	Bancolombia S.A. - SP-ADR	43,337
		96,091
	Total preferred stocks (cost $325,505)	369,155
	Total investments - 99.1% (cost $143,446,685)	172,937,751
	Cash and receivables, less liabilities - 0.9%(a)	1,540,739
	TOTAL NET ASSETS - 100.0%	$174,478,490

*	Non-income producing security.
^	When issued security.
(a)	Percentages for the various classifications relate to net assets.

ADR-	Unsponsored American Depositary Receipt
ADS-	American Depositary Shares
N.V.-	Netherlands Antilles Limited Liability Corp.
NYS-	New York Registered Shares
SP-ADR-	Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®  was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Item 1. Schedule of Investments.

As of December 31, 2010, the cost of investments for federal income tax purposes was $143,446,685 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$32,084,747
Aggregate gross unrealized depreciation	($2,593,681)
Net unrealized appreciation	$29,491,066+

+Because tax adjustments are calculated annually, the above table does not relect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent annual or semi-annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2010, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$172,368,504
	REITS	190,690
	Rights	9,380
	Warrants	22
	Preferred Stocks	369,155
	Total Level 1	172,937,751

Level 2 –		---
Level 3 –		---
Total		$172,937,751

Please refer to the Schedule of Investments to view common stocks and preferred stocks segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial  Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act  (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reynolds Funds, Inc.
By (Signature and Title) /s/ Frederick L. Reynolds
Frederick L. Reynolds, President
Date February 24, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Frederick L. Reynolds
Frederick L. Reynolds, President
Date February 24, 2011

By (Signature and Title) /s/ Frederick L. Reynolds
Frederick L. Reynolds, Treasurer
Date February 24, 2011